Note 14 - Provision for Site Reclamation and Closure (Details Textual) - Provision for decommissioning, restoration and rehabilitation costs [member]	Dec. 31, 2025	Dec. 31, 2024
Undiscounted cash flow obligation, measurement input [member]
Statement Line Items [Line Items]
Significant unobservable input, liabilities	6,226,000	7,013,000
Annual inflation rate, measurement input [member] | Bottom of range [member]
Statement Line Items [Line Items]
Significant unobservable input, liabilities	0.0229	0.0229
Annual inflation rate, measurement input [member] | Top of range [member]
Statement Line Items [Line Items]
Significant unobservable input, liabilities	0.0291	0.0283
Risk-free interest rate, measurement input [member] | Bottom of range [member]
Statement Line Items [Line Items]
Significant unobservable input, liabilities	0.0311	0.0323
Risk-free interest rate, measurement input [member] | Top of range [member]
Statement Line Items [Line Items]
Significant unobservable input, liabilities	0.0385	0.0333